UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England            February 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $ 521,907
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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



                                                    FORM 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8
                                                          VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGER  SOLE  SHARED   NONE
--------------                 --------------  -----      --------   -------  --------  ----------  -------  ----  ------   ----
AXIS CAPITAL HOLDINGS          SHS             G0692U109   37536     1200000  SH        Sole        None          1,200,000
CEMEX SA                       SPON ADR 5 ORD  151290889  179491     3025300  SH        Sole        None          3,025,300
COMPANHIA DE BEBIDAS DAS AME   SPONSORED ADR   20441W104   17720      541899  SH        Sole        None            541,899
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD    20441W203   37921      996600  SH        Sole        None            996,600
NDS GROUP PLC                  SPONSORED ADR   628891103    4784      116258  SH        Sole        None            116,258
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R109  244455     5526900  SH        Sole        None          5,526,900
----------------------------------------------------------------------------------------------------------------------------------
Total                                                    521,907


SK 01373 0001 640366